PRINCIPAL ACCOUNTING POLICIES - Dividends (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent	¥ 6.2
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent	¥ 32.0	¥ 28.4	¥ 25.8
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)	10.00%
Dividends declared and paid	¥ 0.0	¥ 0.0	¥ 0.0